Segment Disclosures Disclosure of entity's operating segments (Details) - segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Number of segments	8
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	1900.00%	2800.00%